Investment securities (Tables)	12 Months Ended
Sep. 30, 2021
Investment securities
Schedule of investment securities

	Consolidated		Parent Entity
$m	2021	2020	2021	2020
Investment securities
Investments securities measured at FVOCI
Government and semi-government debt securities	66,421	73,486	63,057	69,929
Other debt securities	15,784	16,916	14,682	15,826
Equity securities	277	153	75	68
Total investment securities measured at FVOCI[1]	82,482	90,555	77,814	85,823
Investment securities measured at amortised cost
Government and semi-government debt securities	900	881	48	-
Other debt securities	38	130	2	3
Total investment securities measured at amortised cost	938	1,011	50	3
Provision for ECL on debt securities at amortised cost	(3)	(27)	(1)	-
Total net investment securities measured at amortised cost	935	984	49	3
Total investment securities	83,417	91,539	77,863	85,826

1.	Impairment is recognised in the income statement with a corresponding amount in OCI (refer to Note 27). There is no reduction of the carrying value of the debt securities which remains at fair value.

Schedule of maturities of the available-for-sale securities and their weighted-average yield

The following table shows the maturities and the weighted average yield of the Group’s outstanding investment securities as at 30 September 2021. There are no tax-exempt securities.

			Over 1		Over 5
	Up to		year to 5		years to		Over		No specific			Weighted
	1 year		years		10 years		10 years		maturity		Total	average
2021	$m	%	$m	%	$m	%	$m	%	$m	%	$m	%
Carrying Amount
Government and semi-government securities	5,476	2.8	29,150	1.1	31,009	1.5	1,683	1.3	-	-	67,318	1.4
Other debt securities	2,354	1.3	13,466	1.0	2	1.9	-	-	-	-	15,822	1.0
Equity securities	-	-	-	-	-	-	-	-	277	-	277	-
Total by maturity	7,830		42,616		31,011		1,683		277		83,417